Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Rent expense	$ 163,393	$ 8,338	$ 4,943
Lease expense	163,393	8,338
Interest expense	8,407
Amortization expense	141,989	8,338	$ 4,943
Short-term lease expense	13,537
Operating eases amounted paid	$ 153,370